OTHER ACCOUNTS RECEIVABLE, NET - Textual (Details)	12 Months Ended
Dec. 31, 2018 COP ($) item
Disclosure of other accounts receivables [Abstract]
Dormant client deposits exceed value, real value units | item	322
Dormant client deposits exceed value | $	$ 260.665
Expected dates of realization	12 months